AB Active ETFs, Inc.

AB Core Plus Bond ETF

Portfolio of Investments

August 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 43.2%
United States – 43.2%
U.S. Treasury Bonds
2.375%, 11/15/2049	$342	$208,300
2.875%, 05/15/2049	1,175	799,184
3.00%, 02/15/2048	2,198	1,552,681
3.00%, 08/15/2048	1,871	1,314,085
3.125%, 05/15/2048	6,906	4,977,715
3.375%, 11/15/2048	1,436	1,077,000
4.00%, 11/15/2052	3,903	3,191,312
4.625%, 02/15/2055	1,517	1,375,492
4.75%, 08/15/2055	1,401	1,296,363
U.S. Treasury Notes 3.375%, 12/31/2027	2,568	2,537,605
3.50%, 01/31/2028	1,704	1,685,363
3.50%, 01/31/2030	3,318	3,219,756
3.625%, 08/31/2030	7,164	6,945,162
3.75%, 06/30/2030	578	563,685
3.875%, 11/30/2029	4,396	4,322,848
3.875%, 12/31/2029	2,500	2,456,836
3.875%, 06/30/2030	677	663,301
4.00%, 02/28/2030	8,065	7,952,216
4.00%, 11/15/2035	2,034	1,925,308
4.125%, 01/31/2027	3,204	3,205,627
4.125%, 08/31/2030	1,243	1,227,560
4.125%, 02/15/2036	4,413	4,210,967
4.25%, 12/31/2026	4,416	4,420,485
4.25%, 11/15/2034	6,535	6,344,056
4.25%, 05/15/2035	1,509	1,460,665
4.25%, 08/15/2035	946	914,220
4.375%, 05/15/2036	782	760,006
4.50%, 05/15/2027	1,385	1,388,463
4.625%, 09/30/2030	7,173	7,215,029
4.875%, 10/31/2030	8,634	8,765,534

Total Governments - Treasuries (cost $89,827,579)		87,976,824

CORPORATES - INVESTMENT GRADE – 40.4%
Industrial – 21.7%
Basic – 0.8%
ArcelorMittal SA 7.00%, 10/15/2039(a)	388	420,642
Cabot Corp. 4.95%, 08/15/2029	86	85,702
Ecolab, Inc. 4.60%, 06/15/2029	86	85,702
4.80%, 06/15/2031	86	85,320
5.15%, 06/15/2033	86	85,582
Glencore Funding LLC 2.85%, 04/27/2031(b)	54	48,718
4.90%, 07/01/2031(b)	28	27,591
4.907%, 04/01/2028(b)	63	63,049
5.186%, 04/01/2030(b)	29	29,030
5.20%, 07/01/2033(b)	77	75,733
5.508%, 04/01/2036(b)	77	75,730
Mosaic Co. (The) 5.35%, 08/17/2031	83	82,563
5.65%, 01/15/2034	83	82,170
5.90%, 08/17/2036	83	81,730
Rio Tinto Finance USA PLC 4.875%, 03/14/2030	65	65,024
5.00%, 03/14/2032	65	64,743
5.25%, 03/14/2035	65	64,593

	Principal Amount (000)	U.S. $ Value

Steel Dynamics, Inc. 4.00%, 12/15/2028	$78	$76,678

		1,600,300

Capital Goods – 0.9%
ABB Finance USA, Inc. 4.375%, 05/08/2042	498	425,272
Caterpillar Financial Services Corp. 3.95%, 11/14/2028	78	76,892
4.80%, 01/08/2030	25	25,179
Series K 4.10%, 08/15/2028	69	68,433
Series L 4.65%, 08/14/2029	83	82,792
CNH Industrial Capital LLC 4.75%, 03/21/2028	46	45,946
CRH America Finance, Inc. 5.00%, 02/09/2036	75	71,763
General Electric Co. 4.30%, 07/29/2030	59	57,880
Howmet Aerospace, Inc. 3.75%, 03/03/2028	81	79,909
3.90%, 04/15/2029	81	79,268
4.75%, 04/15/2036	81	77,110
John Deere Capital Corp. 4.375%, 10/15/2030	59	58,041
4.65%, 01/07/2028	25	25,072
Series J 4.40%, 06/15/2029	62	61,551
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 2.00%, 09/16/2031	409	354,169
Lockheed Martin Corp. 4.15%, 08/15/2028	60	59,542
Otis Worldwide Corp. 4.488%, 05/07/2029	84	83,343
Republic Services, Inc. 4.75%, 07/15/2030	65	64,705
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	60	59,725

		1,856,592

Communications - Media – 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.05%, 02/15/2032	86	86,063
6.60%, 02/15/2034	76	76,416
6.95%, 08/15/2036	86	86,146
7.85%, 08/15/2056	86	87,358
Comcast Corp. 5.35%, 05/15/2053	513	422,774
5.50%, 05/15/2064	527	427,892
5.65%, 06/01/2054	496	426,615
Cox Communications, Inc. 4.80%, 02/01/2035(b)	492	427,135
5.80%, 12/15/2053(b)	540	427,199
Meta Platforms, Inc. 4.20%, 11/15/2030	70	67,870
4.60%, 11/15/2032	70	67,204
4.65%, 08/15/2062	521	362,230
5.55%, 08/15/2064	416	331,648
5.60%, 05/15/2053	354	297,140
5.75%, 05/15/2063	510	421,000
5.75%, 11/15/2065	66	54,315

	Principal Amount (000)	U.S. $ Value

Omnicom Group, Inc. 4.20%, 03/02/2029	$85	$83,502
Paramount Global 6.875%, 04/30/2036	37	34,395

		4,186,902

Communications - Telecommunications – 1.0%
AT&T, Inc. 5.125%, 04/30/2036	80	76,212
5.15%, 11/15/2046	506	426,229
5.45%, 03/01/2047	114	100,199
5.65%, 02/15/2047	461	419,911
5.85%, 04/30/2046	80	73,715
6.05%, 08/15/2056	457	419,723
T-Mobile USA, Inc. 2.625%, 02/15/2029	10	9,489
Verizon Communications, Inc. 6.00%, 11/30/2065	468	429,755
Vodafone Group PLC 4.80%, 06/18/2031	82	80,567

		2,035,800

Consumer Cyclical - Automotive – 1.6%
American Honda Finance Corp. 4.15%, 01/08/2029	72	70,956
4.25%, 09/01/2028	69	68,314
4.45%, 01/08/2031	72	69,976
Series A 5.20%, 04/08/2033	83	81,735
Series G 4.50%, 09/04/2030	69	67,408
BMW US Capital LLC 4.15%, 08/11/2027(b)	70	69,852
4.30%, 03/17/2028(b)	76	75,514
4.40%, 03/19/2029(b)	76	75,147
4.50%, 08/11/2030(b)	70	68,453
4.65%, 03/19/2031(b)	76	74,172
4.75%, 03/21/2028(b)	65	65,009
5.00%, 03/19/2033(b)	76	73,937
5.05%, 03/21/2030(b)	61	60,857
Daimler Truck Finance North America LLC 4.15%, 01/12/2029(b)	150	147,608
4.50%, 04/12/2031(b)	150	145,570
General Motors Financial Co., Inc. 4.75%, 04/06/2029	81	80,544
Honda Motor Co., Ltd. 4.436%, 07/08/2028	60	59,625
Hyundai Capital America 4.25%, 09/18/2028(b)	71	70,007
4.30%, 09/24/2027(b)	25	24,899
4.50%, 06/16/2028(b)	82	81,493
4.50%, 09/18/2030(b)	71	69,028
4.55%, 09/26/2029(b)	17	16,777
4.75%, 04/06/2029(b)	83	82,345
5.00%, 04/07/2031(b)	83	82,011
5.00%, 06/18/2031(b)	41	40,507
5.10%, 06/24/2030(b)	54	53,723
5.15%, 03/27/2030(b)	63	62,877
5.25%, 06/21/2033(b)	82	80,554
5.30%, 06/24/2029(b)	25	25,152
5.35%, 03/19/2029(b)	9	9,060
6.10%, 09/21/2028(b)	179	182,712
Mercedes-Benz Finance North America LLC 4.75%, 08/04/2028(b)	150	149,717

	Principal Amount (000)	U.S. $ Value

4.875%, 08/03/2029(b)	$150	$149,481
5.20%, 08/04/2031(b)	150	149,183
5.45%, 08/04/2033(b)	150	148,657
PACCAR Financial Corp. 4.00%, 08/08/2028	70	69,309
Series R 4.00%, 11/07/2028	79	78,056
Toyota Motor Credit Corp. 4.05%, 09/05/2028	69	68,295
Series B 3.75%, 01/12/2028	72	71,317
4.20%, 01/10/2031	72	70,011
4.55%, 05/14/2031	85	83,422

		3,273,270

Consumer Cyclical - Entertainment – 0.0%
Royal Caribbean Cruises Ltd. 5.55%, 01/20/2034	86	85,446

Consumer Cyclical - Other – 0.2%
Las Vegas Sands Corp. 5.625%, 06/15/2028	44	44,387
Marriott International, Inc./MD 4.50%, 05/01/2033	82	78,047
4.90%, 04/15/2029	293	293,381
5.10%, 05/01/2038	63	59,054

		474,869

Consumer Cyclical - Restaurants – 0.0%
Starbucks Corp. 4.50%, 05/15/2028	31	30,916

Consumer Cyclical - Retailers – 0.3%
7-Eleven, Inc. 1.30%, 02/10/2028(b)	144	136,977
Home Depot, Inc. (The) 3.75%, 09/15/2028	72	70,949
3.95%, 09/15/2030	72	69,851
Lowe’s Cos., Inc. 3.95%, 10/15/2027	55	54,636
4.00%, 10/15/2028	64	63,045
Walmart, Inc. 4.00%, 04/30/2029	86	84,911
4.35%, 04/28/2030	62	61,481

		541,850

Consumer Non-Cyclical – 4.9%
Abbott Laboratories 4.65%, 03/15/2036	83	78,677
4.75%, 03/15/2038	83	77,886
AbbVie, Inc. 3.775%, 03/03/2028	85	84,004
4.125%, 03/15/2031	85	82,176
4.25%, 11/21/2049	546	425,121
4.40%, 03/15/2033	85	81,513
4.50%, 08/18/2028	82	81,821
4.65%, 03/15/2030	57	56,632
4.75%, 03/15/2036	85	80,952
4.875%, 09/15/2031	82	81,427
5.05%, 09/15/2033	82	81,198
5.30%, 09/15/2036	82	81,100
5.45%, 09/15/2038	82	80,956
6.00%, 09/15/2056	36	35,800
6.10%, 09/15/2066	64	63,574

	Principal Amount (000)	U.S. $ Value

Altria Group, Inc. 3.70%, 02/04/2051	$641	$427,483
4.45%, 05/06/2050	490	371,111
5.375%, 01/31/2044	36	32,371
5.95%, 02/14/2049	419	395,880
Amgen, Inc. 4.20%, 02/19/2031	81	78,476
4.85%, 02/19/2036	81	77,348
Archer-Daniels-Midland Co. 4.829%, 09/01/2031	82	81,249
5.269%, 09/01/2036	82	80,962
Astrazeneca Finance LLC 4.00%, 03/02/2031	85	81,870
4.30%, 03/02/2033	85	81,263
4.60%, 03/02/2036	85	80,351
BAT Capital Corp. 2.259%, 03/25/2028	55	52,971
4.625%, 03/22/2033	19	18,207
Baxter International, Inc. 4.90%, 12/15/2030	78	76,595
Bristol-Myers Squibb Co. 5.00%, 08/15/2045	473	419,485
Cardinal Health, Inc. 4.50%, 09/15/2030	66	64,743
Cargill, Inc. 4.125%, 10/23/2030(b)	77	74,610
4.625%, 02/11/2028(b)	20	20,018
Cencora, Inc. 3.95%, 02/13/2029	85	83,321
4.25%, 11/15/2030	85	82,431
Eli Lilly & Co. 4.90%, 10/15/2035	71	69,283
4.95%, 02/27/2063	314	264,897
5.10%, 02/09/2064	37	31,959
5.20%, 08/14/2064	463	406,741
5.65%, 10/15/2065	92	86,739
GE HealthCare Technologies, Inc. 4.15%, 12/15/2028	79	77,941
Gilead Sciences, Inc. 4.25%, 05/20/2028	87	86,604
4.40%, 05/20/2029	87	86,204
4.60%, 05/20/2031	46	45,264
4.90%, 05/20/2034	87	85,149
HCA, Inc. 4.30%, 11/15/2030	31	30,055
5.00%, 03/01/2028	59	59,207
Illumina, Inc. 4.95%, 09/19/2029	83	82,662
Japan Tobacco, Inc. 4.85%, 05/15/2028(b)	150	150,330
5.25%, 06/15/2030(b)	150	151,160
Johnson & Johnson 4.85%, 03/01/2032	59	59,386
Keurig Dr. Pepper, Inc. 4.60%, 05/15/2030	62	60,833
Mars, Inc. 4.60%, 03/01/2028(b)	39	38,980
4.80%, 03/01/2030(b)	67	66,659
5.00%, 03/01/2032(b)	67	66,508
McCormick & Co., Inc./MD 4.15%, 02/15/2029	80	78,732
McKesson Corp. 4.65%, 05/30/2030	60	59,502
4.95%, 05/30/2032	60	59,603

	Principal Amount (000)	U.S. $ Value

Merck & Co., Inc. 4.30%, 05/22/2028	$87	$86,775
4.65%, 05/22/2031	87	86,113
4.75%, 12/04/2035	79	75,561
4.90%, 05/17/2044	26	23,153
4.95%, 05/22/2033	87	86,157
4.95%, 09/15/2035	69	67,247
5.15%, 05/17/2063	491	424,857
5.20%, 05/22/2036	87	85,937
5.50%, 03/15/2046	79	75,078
5.70%, 12/04/2065	419	394,610
5.85%, 05/22/2056	41	39,976
Novartis Capital Corp. 3.90%, 11/05/2028	76	74,987
4.10%, 03/16/2029	76	75,072
4.10%, 11/05/2030	76	73,872
4.30%, 11/05/2032	76	73,280
4.40%, 03/18/2031	76	74,524
4.60%, 03/18/2033	76	74,057
5.20%, 11/05/2045	76	70,256
5.60%, 03/18/2046	76	73,801
5.70%, 03/18/2056	76	73,760
PepsiCo, Inc. 4.45%, 02/07/2028	20	19,999
4.60%, 02/07/2030	20	19,946
Philip Morris International, Inc. 2.10%, 05/01/2030	144	130,450
4.00%, 10/29/2030	77	74,396
4.125%, 04/28/2028	62	61,511
4.375%, 04/30/2030	62	60,825
4.625%, 10/29/2035	77	72,410
4.875%, 04/29/2036	86	82,241
5.25%, 02/13/2034	196	195,296
Quest Diagnostics, Inc. 5.00%, 06/30/2036	86	82,639
Stryker Corp. 4.70%, 02/10/2028	20	20,024
Sysco Corp. 4.40%, 07/25/2031	41	39,498
5.10%, 09/23/2030	56	55,896
6.60%, 04/01/2050	412	419,519
Thermo Fisher Scientific, Inc. 4.20%, 03/01/2031	74	71,795
4.55%, 06/15/2033	84	81,014
4.902%, 02/12/2036	84	80,882

		10,035,394

Energy – 2.3%
Baker Hughes Holdings LLC 5.125%, 09/15/2040	439	409,429
Boardwalk Pipelines LP 5.625%, 08/01/2034	428	429,023
Cheniere Energy Partners LP 5.35%, 11/30/2036(b)	81	78,682
Chevron USA, Inc. 4.05%, 08/13/2028	69	68,507
4.30%, 10/15/2030	69	68,005
4.475%, 02/26/2028	60	60,054
4.687%, 04/15/2030	60	59,956
ConocoPhillips Co. 5.65%, 01/15/2065	438	403,428
5.70%, 09/15/2063	437	406,231
Enbridge, Inc. 4.20%, 11/20/2028	78	77,084

	Principal Amount (000)	U.S. $ Value

4.50%, 02/15/2031	$78	$76,066
4.60%, 06/20/2028	59	58,858
4.85%, 03/27/2031	77	76,110
4.90%, 06/20/2030	17	16,943
Energy Transfer LP 4.55%, 01/15/2031	79	77,207
Eni SpA 5.25%, 05/18/2036(b)	200	193,244
5.95%, 05/15/2054(b)	447	426,644
MPLX LP 4.70%, 11/01/2029	49	48,647
4.80%, 02/15/2031	67	65,974
5.00%, 05/01/2032	83	81,762
5.50%, 11/01/2036	83	81,066
NOV, Inc. 3.95%, 12/01/2042	561	428,049
Plains All American Pipeline LP/PAA Finance Corp. 4.70%, 01/15/2031	65	63,826
Shell International Finance BV 4.375%, 05/11/2045	512	420,915
6.375%, 12/15/2038	398	427,229
Targa Resources Corp. 4.35%, 04/15/2031	26	25,170
Woodside Finance Ltd. 4.90%, 05/19/2028	60	60,033

		4,688,142

Other Industrial – 0.1%
President & Fellows of Harvard College 6.50%, 01/15/2039(b)	165	179,796

Services – 1.6%
Amazon.com, Inc. 3.25%, 05/12/2061	587	335,118
4.10%, 04/13/2062	500	343,140
4.25%, 08/22/2057	474	341,697
4.65%, 11/20/2035	52	49,015
4.80%, 07/09/2031	50	49,537
5.10%, 07/09/2033	87	86,053
5.30%, 07/09/2036	87	85,184
5.45%, 11/20/2055	78	68,893
5.55%, 11/20/2065	464	402,223
5.95%, 03/13/2066	20	18,405
6.00%, 07/09/2046	87	84,544
6.05%, 03/13/2076	454	418,711
6.10%, 07/09/2056	87	83,906
6.25%, 07/09/2066	87	83,768
Cintas Corp. No. 2 4.20%, 05/01/2028	62	61,635
eBay, Inc. 4.00%, 07/15/2042	556	430,210
4.25%, 03/06/2029	76	74,956
Mastercard, Inc. 4.55%, 03/15/2028	59	59,014
Quanta Services, Inc. 4.30%, 08/09/2028	70	69,406

		3,145,415

Technology – 5.3%
Advanced Micro Devices, Inc. 4.393%, 06/01/2052	554	430,497
4.60%, 08/17/2029	86	85,587
5.00%, 08/17/2031	86	85,270
5.25%, 08/17/2033	86	85,044

	Principal Amount (000)	U.S. $ Value

Alphabet, Inc. 4.40%, 02/15/2033	$32	$30,635
4.50%, 08/10/2028	86	86,030
4.625%, 08/10/2029	86	85,747
4.70%, 11/15/2035	43	40,745
4.80%, 02/15/2036	84	80,028
4.875%, 08/15/2031	86	85,387
5.20%, 08/15/2033	86	85,695
5.25%, 05/15/2055	380	328,362
5.30%, 05/15/2065	503	423,652
5.35%, 11/15/2045	76	69,519
5.45%, 08/15/2036	32	31,759
5.45%, 11/15/2055	29	25,690
5.50%, 02/15/2046	84	78,127
5.70%, 11/15/2075	482	423,206
6.25%, 08/15/2046	86	86,397
6.375%, 08/15/2056	43	43,281
6.50%, 08/15/2066	86	85,996
Amphenol Corp. 3.80%, 11/15/2027	77	76,427
3.90%, 11/15/2028	77	75,779
4.125%, 11/15/2030	77	74,604
4.375%, 06/12/2028	60	59,737
4.40%, 02/15/2033	77	73,660
4.625%, 02/15/2036	77	72,392
5.00%, 01/15/2035	251	244,815
Apple, Inc. 2.55%, 08/20/2060	113	57,567
2.85%, 08/05/2061	789	428,971
3.95%, 08/08/2052	582	429,760
4.10%, 08/08/2062	592	429,165
4.375%, 05/13/2045	220	183,462
Applied Materials, Inc. 4.00%, 01/15/2031	71	68,465
4.60%, 01/15/2036	71	66,940
Broadcom, Inc. 4.20%, 10/15/2030	54	51,934
4.30%, 01/15/2031	72	69,380
4.60%, 07/15/2030	60	58,754
4.60%, 01/15/2033	72	68,298
4.80%, 04/15/2028	25	25,034
4.80%, 10/15/2034	448	418,987
4.80%, 02/15/2036	453	415,772
4.90%, 07/15/2032	27	26,187
4.95%, 01/15/2036	146	135,906
Cisco Systems, Inc. 4.55%, 02/24/2028	59	59,098
Dell International LLC/EMC Corp. 4.15%, 02/15/2029	73	71,795
4.50%, 02/15/2031	73	71,172
4.75%, 04/01/2028	55	55,062
5.00%, 04/01/2030	55	54,908
Hewlett Packard Enterprise Co. 4.05%, 09/15/2027	72	71,670
4.15%, 09/15/2028	72	71,124
4.50%, 03/23/2028	76	75,733
4.60%, 03/23/2029	76	75,479
Hubbell, Inc. 4.65%, 06/15/2031	87	85,596
4.90%, 06/15/2033	87	84,745
5.15%, 06/15/2036	87	84,213
Intel Corp. 4.65%, 06/01/2031	86	83,932

	Principal Amount (000)	U.S. $ Value

International Business Machines Corp. 4.65%, 02/10/2028	$100	$100,135
4.90%, 07/27/2052	261	208,281
Intuit, Inc. 4.95%, 06/15/2031	86	85,082
NVIDIA Corp. 3.50%, 04/01/2050	620	416,913
3.70%, 04/01/2060	72	47,495
5.55%, 06/15/2046	464	427,098
5.625%, 06/15/2056	473	425,293
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 08/19/2028	67	66,315
Oracle Corp. 3.60%, 04/01/2040	230	159,321
4.45%, 09/26/2030	71	67,209
4.80%, 08/03/2028	20	19,859
4.95%, 02/04/2031	81	77,568
5.375%, 07/15/2040	508	421,823
6.10%, 09/26/2065	79	62,212
QUALCOMM, Inc. 6.00%, 05/20/2053	286	279,064
Roper Technologies, Inc. 4.25%, 09/15/2028	67	66,260
Salesforce, Inc. 1.50%, 07/15/2028	141	133,221
4.50%, 03/15/2028	77	76,838
4.65%, 03/15/2029	77	76,675
Skyworks Solutions, Inc. 5.00%, 08/10/2028	82	81,972
5.75%, 01/10/2032	82	81,395
Texas Instruments, Inc. 4.50%, 05/23/2030	60	59,303

		10,772,509

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(b)	223	222,356
Southwest Airlines Co. 4.375%, 11/15/2028	23	22,723

		245,079

Transportation - Services – 0.5%
Element Fleet Management Corp. 4.641%, 11/24/2030(b)	78	76,317
5.037%, 03/25/2030(b)	63	62,710
Fedex Freight Holding Co., Inc. 4.30%, 03/15/2029(b)	80	78,469
4.65%, 03/15/2031(b)	80	77,773
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.55%, 01/15/2031(b)	72	70,509
5.25%, 07/01/2029(b)	9	9,043
5.25%, 02/01/2030(b)	24	24,040
5.35%, 03/30/2029(b)	57	57,414
Ryder System, Inc. 4.30%, 12/01/2030	77	74,903
5.00%, 09/15/2031	86	85,278
SMBC Aviation Capital Finance DAC 5.20%, 07/23/2031(b)	200	198,788
5.70%, 07/23/2036(b)	200	197,130
United Parcel Service, Inc. 4.85%, 08/15/2031	83	82,696

		1,095,070

		44,247,350

	Principal Amount (000)	U.S. $ Value

Financial Institutions – 17.2%
Banking – 11.7%
American Express Co. 4.351%, 07/20/2029	$59	$58,615
4.444%, 05/03/2030	86	85,058
4.731%, 04/25/2029	62	62,038
5.016%, 04/25/2031	62	62,080
Banco Bilbao Vizcaya Argentaria SA 4.977%, 09/03/2029	200	199,506
Series 1 5.244%, 09/03/2031	200	198,908
Banco Santander SA 2.749%, 12/03/2030	400	360,180
4.60%, 04/15/2029	200	198,364
4.867%, 04/15/2031	200	196,418
5.005%, 08/25/2030	200	199,288
5.624%, 08/25/2034	200	199,114
6.35%, 03/14/2034	400	412,544
6.921%, 08/08/2033	400	424,496
Bank of America Corp. 2.496%, 02/13/2031	166	152,683
2.687%, 04/22/2032	315	282,517
2.972%, 02/04/2033	332	295,902
3.419%, 12/20/2028	55	54,128
4.477%, 04/23/2030	84	83,030
4.623%, 05/09/2029	59	58,878
4.695%, 04/23/2032	84	82,295
5.425%, 08/15/2035	416	408,816
5.489%, 04/23/2037	84	81,524
5.518%, 10/25/2035	296	291,566
5.744%, 02/12/2036	20	19,923
Bank of Montreal 4.062%, 09/22/2028	71	70,611
4.35%, 09/22/2031	71	69,164
5.203%, 02/01/2028	61	61,476
Series J 4.338%, 03/19/2030	77	76,074
4.439%, 01/14/2032	72	69,901
Bank of New York Mellon Corp. (The) 4.54%, 04/23/2032	84	82,066
5.085%, 04/23/2037	84	81,245
Series J 4.967%, 04/26/2034	297	291,473
Bank of Nova Scotia (The) 4.043%, 09/15/2028	72	71,545
4.338%, 09/15/2031	72	69,904
4.932%, 02/14/2029	20	20,045
Banque Federative du Credit Mutuel SA 4.541%, 01/15/2031(b)	200	193,952
BNP Paribas SA 4.892%, 06/30/2030(b)	250	248,148
4.916%, 01/15/2034(b)	200	192,830
5.906%, 11/19/2035(b)	428	426,917
CaixaBank SA 4.818%, 04/22/2032(b)	202	197,582
Canadian Imperial Bank of Commerce 4.243%, 09/08/2028	69	68,715
4.58%, 09/08/2031	69	67,617
4.723%, 06/16/2029	86	85,839
4.857%, 03/30/2029	63	63,083
5.051%, 06/16/2032	86	85,291
5.245%, 01/13/2031	25	25,120
Capital One Financial Corp. 4.493%, 09/11/2031	72	70,112

	Principal Amount (000)	U.S. $ Value

4.722%, 01/30/2032	$46	$44,896
5.468%, 02/01/2029	250	252,130
6.183%, 01/30/2036	127	127,127
Citigroup, Inc. 2.976%, 11/05/2030	376	353,173
3.52%, 10/27/2028	118	116,475
4.503%, 09/11/2031	71	69,285
4.542%, 09/19/2030	298	294,045
4.786%, 03/04/2029	60	60,008
5.827%, 02/13/2035	288	287,323
6.174%, 05/25/2034	195	199,811
Citizens Bank NA/Providence RI 4.87%, 08/10/2029	250	249,675
Citizens Financial Group, Inc. 5.253%, 03/05/2031	36	36,030
5.841%, 01/23/2030	118	120,120
Cooperatieve Rabobank UA/NY 4.322%, 04/01/2029	252	250,208
Fifth Third Bancorp 5.982%, 01/30/2030(b)	232	236,956
First Citizens BancShares, Inc./NC 4.869%, 03/03/2032	85	81,773
First-Citizens Bank & Trust Co. 5.097%, 07/13/2029	250	249,485
Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032	403	351,835
2.615%, 04/22/2032	336	298,549
2.65%, 10/21/2032	257	225,623
4.153%, 10/21/2029	75	73,837
4.369%, 10/21/2031	75	72,541
5.049%, 07/23/2030	24	23,992
5.065%, 01/21/2037	78	74,073
5.207%, 01/28/2031	95	95,087
5.218%, 04/23/2031	62	62,058
5.24%, 07/21/2032	87	86,534
5.655%, 07/21/2037	87	86,163
HSBC Holdings PLC 2.357%, 08/18/2031	374	336,002
5.874%, 11/18/2035	320	318,954
7.399%, 11/13/2034	313	340,603
JPMorgan Chase & Co. 2.963%, 01/25/2033	331	295,626
4.408%, 04/23/2030	88	86,828
4.622%, 04/23/2032	88	86,012
4.864%, 07/23/2030	69	68,792
5.041%, 07/23/2032	83	82,475
5.103%, 04/22/2031	61	61,096
5.14%, 01/24/2031	26	26,084
5.148%, 04/23/2037	88	85,157
5.193%, 02/05/2037	80	76,675
5.581%, 04/22/2030	68	69,057
5.717%, 09/14/2033	284	287,888
M&T Bank Corp. 5.179%, 07/08/2031	37	36,958
Macquarie Bank Ltd. 3.915%, 02/03/2028(b)	80	79,230
4.529%, 03/29/2029(b)	83	82,481
Manufacturers & Traders Trust Co. 4.548%, 04/18/2030	252	248,913
Mitsubishi HC Finance America LLC 4.558%, 01/14/2031(b)	200	194,422
5.197%, 07/21/2031(b)	200	198,532
Morgan Stanley 3.622%, 04/01/2031	88	83,704

	Principal Amount (000)	U.S. $ Value

4.708%, 03/12/2032	$77	$75,167
4.868%, 07/12/2029	83	83,012
4.994%, 04/12/2029	61	61,207
5.042%, 07/19/2030	25	25,036
5.073%, 01/30/2037	80	76,246
5.17%, 07/14/2032	83	82,373
5.192%, 04/17/2031	61	61,111
5.23%, 01/15/2031	26	26,101
5.25%, 04/21/2034	185	182,849
5.297%, 04/20/2037	410	401,771
5.32%, 07/19/2035	161	158,484
5.449%, 07/20/2029	84	84,911
5.605%, 07/17/2037	83	82,145
5.656%, 04/18/2030	14	14,215
5.664%, 04/17/2036	61	61,178
5.831%, 04/19/2035	24	24,406
Series G 2.239%, 07/21/2032	344	298,571
Series I 4.133%, 10/18/2029	43	42,328
4.356%, 10/22/2031	75	72,551
4.892%, 10/22/2036	75	70,918
Morgan Stanley Bank NA 4.788%, 05/10/2030	250	248,690
National Australia Bank Ltd. 2.332%, 08/21/2030(b)	397	354,517
2.99%, 05/21/2031(b)	394	354,186
NatWest Markets PLC 4.654%, 03/27/2029(b)	202	200,711
Northern Trust Corp. 4.15%, 11/19/2030	78	75,928
PNC Financial Services Group, Inc. (The) 4.075%, 01/26/2029	78	77,418
4.626%, 06/06/2033	309	295,481
4.899%, 05/13/2031	59	58,664
5.222%, 01/29/2031	24	24,139
Royal Bank of Canada 3.995%, 11/03/2028	78	77,416
4.40%, 04/17/2030	81	79,897
4.612%, 05/03/2032	81	79,241
4.652%, 07/10/2029	87	86,780
Series G 4.965%, 01/24/2029	26	26,084
4.97%, 05/02/2031	63	62,830
5.153%, 02/04/2031	26	26,078
Santander Holdings USA, Inc. 5.04%, 06/05/2030	54	53,656
5.473%, 03/20/2029	68	68,435
5.741%, 03/20/2031	31	31,404
6.174%, 01/09/2030	260	265,736
6.499%, 03/09/2029	18	18,385
Societe Generale SA 5.371%, 05/27/2032(b)	202	200,398
5.40%, 08/08/2034(b)	200	194,560
State Street Corp. 4.536%, 02/28/2028	60	60,071
4.729%, 02/28/2030	60	59,841
4.784%, 10/23/2036	77	73,044
4.821%, 01/26/2034	296	289,310
4.834%, 04/24/2030	62	62,082
Sumitomo Mitsui Financial Group, Inc. 4.934%, 07/07/2032	200	197,064
5.138%, 07/07/2034	200	195,664
5.296%, 07/07/2037	200	194,028

	Principal Amount (000)	U.S. $ Value

Sumitomo Mitsui Trust Bank Ltd. 4.85%, 09/04/2029(b)	$200	$199,616
Synchrony Financial 5.45%, 10/15/2030	86	85,963
6.276%, 07/31/2037	86	85,577
Toronto-Dominion Bank (The) 3.913%, 01/13/2028	72	71,292
4.109%, 10/13/2028	75	74,061
4.361%, 04/23/2029	84	83,007
4.574%, 06/02/2028	59	58,870
Series F 4.847%, 07/27/2029	80	79,951
Truist Financial Corp. 5.071%, 05/20/2031	59	58,854
Series I 4.68%, 04/23/2032	88	85,808
UBS Group AG 4.151%, 12/23/2029(b)	200	196,656
4.398%, 09/23/2031(b)	200	194,212
US Bancorp 4.839%, 02/01/2034	299	289,889
4.967%, 07/22/2033	298	290,276
5.046%, 02/12/2031	20	19,982
5.083%, 05/15/2031	60	59,992
5.10%, 07/23/2030	25	25,130
Wells Fargo & Co. 3.35%, 03/02/2033	326	295,809
4.078%, 09/15/2029	72	70,944
4.577%, 05/20/2029	85	84,719
4.844%, 05/20/2032	85	83,671
4.97%, 04/23/2029	62	62,210
5.15%, 04/23/2031	62	62,121
5.244%, 01/24/2031	118	118,636
5.574%, 07/25/2029	284	287,899
5.605%, 04/23/2036	21	21,088

		23,903,433

Brokerage – 0.6%
Affiliated Managers Group, Inc. 5.50%, 02/15/2036	80	77,410
Apollo Global Management, Inc. 4.60%, 01/15/2031	79	77,237
5.70%, 03/30/2036	76	75,024
BGC Group, Inc. 6.15%, 04/02/2030	55	55,592
Blackstone Holdings Finance Co. LLC 2.50%, 01/10/2030(b)	384	354,843
Charles Schwab Corp. (The) 4.744%, 05/21/2030	87	86,655
Nomura Holdings, Inc. 4.996%, 06/29/2029	200	199,554
5.166%, 07/14/2031	200	197,940

		1,124,255

Finance – 0.8%
Apollo Debt Solutions BDC 5.20%, 12/08/2028(b)	80	78,787
Ares Strategic Income Fund 4.85%, 01/15/2029	72	70,654
Barings Private Credit Corp. 6.50%, 08/18/2031(b)	86	84,920
Blackstone Private Credit Fund 6.00%, 11/22/2034	442	420,784

	Principal Amount (000)	U.S. $ Value

Blue Owl Credit Income Corp. 5.80%, 03/15/2030	$25	$24,378
Goldman Sachs BDC, Inc. 5.10%, 01/28/2029	78	76,464
Goldman Sachs Private Credit Corp. 5.05%, 02/23/2028	82	81,610
Golub Capital Private Credit Fund 5.45%, 08/15/2028	60	59,602
HPS Corporate Lending Fund 4.90%, 09/11/2028	71	69,809
5.15%, 04/02/2029(b)	72	70,233
5.45%, 11/15/2030	71	68,619
5.65%, 04/02/2031(b)	72	69,547
Morgan Stanley Direct Lending Fund 6.10%, 07/15/2031	78	76,666
MSD Investment Corp. 6.375%, 06/12/2029(b)	86	85,850
North Haven Private Income Fund LLC 5.125%, 09/25/2028	70	68,225
USAA Capital Corp. 4.375%, 06/01/2028(b)	150	149,267

		1,555,415

Financial Services – 0.2%
Equinix Europe 2 Financing Corp. LLC 5.25%, 08/15/2031	80	79,503
Intercontinental Exchange, Inc. 3.95%, 12/01/2028	79	77,783
4.20%, 03/15/2031	79	76,467
Lincoln Financial Global Funding 4.625%, 08/18/2030(b)	69	67,463
4.95%, 05/21/2031(b)	24	23,632
5.25%, 08/13/2031(b)	68	67,496
Sammons Financial Group Global Funding 4.95%, 06/12/2030(b)	60	58,799
5.05%, 01/10/2028(b)	25	24,968

		476,111

Insurance – 3.1%
American National Global Funding 5.25%, 06/03/2030(b)	59	58,461
Arch Capital Group Ltd. 5.25%, 06/15/2036	87	84,736
Athene Global Funding 5.133%, 06/01/2029(b)	88	87,699
5.583%, 01/09/2029(b)	211	212,367
Brighthouse Financial, Inc. 4.70%, 06/22/2047	650	423,338
Brown & Brown, Inc. 4.70%, 06/23/2028	60	59,846
CNO Global Funding 4.70%, 12/11/2030(b)	80	77,818
5.20%, 06/11/2031(b)	86	85,131
Corebridge Global Funding 4.45%, 10/02/2030(b)	71	69,004
4.85%, 06/06/2030(b)	59	58,352
4.90%, 01/07/2028(b)	25	25,063
Elevance Health, Inc. 4.00%, 09/15/2028	72	71,008
F&G Global Funding 4.65%, 09/08/2028(b)	69	68,064
Fortitude Global Funding 5.50%, 06/12/2031(b)	86	85,569

	Principal Amount (000)	U.S. $ Value

GA Global Funding Trust 4.50%, 09/18/2030(b)	$150	$143,817
5.50%, 07/17/2031(b)	150	148,525
Guardian Life Global Funding 4.066%, 09/05/2028(b)	69	68,096
4.327%, 10/06/2030(b)	74	71,929
4.402%, 12/11/2030(b)	80	78,060
4.798%, 04/28/2030(b)	62	61,537
Jackson National Life Global Funding 4.70%, 06/05/2028(b)	150	149,235
5.25%, 06/16/2031(b)	86	85,232
Met Tower Global Funding 4.00%, 01/14/2029(b)	150	147,322
Nationwide Mutual Insurance Co. 4.35%, 04/30/2050(b)	571	421,044
9.375%, 08/15/2039(b)	70	87,697
New York Life Global Funding 4.15%, 07/25/2028(b)	59	58,434
4.40%, 04/25/2028(b)	62	61,802
4.60%, 06/03/2030(b)	59	58,266
5.20%, 06/03/2036(b)	86	83,627
Northwestern Mutual Global Funding 4.125%, 08/25/2028(b)	71	70,162
4.60%, 06/03/2030(b)	59	58,179
4.74%, 06/30/2031(b)	81	79,763
Pacific Life Global Funding II 4.45%, 05/01/2028(b)	62	61,726
4.95%, 08/04/2031(b)	86	85,247
Pricoa Global Funding I 4.70%, 05/28/2030(b)	150	148,419
5.00%, 05/27/2031(b)	150	148,735
Principal Life Global Funding II 4.25%, 08/18/2028(b)	69	68,312
4.45%, 01/13/2031(b)	72	69,978
4.80%, 01/09/2028(b)	130	130,157
Protective Life Global Funding 4.161%, 01/15/2029(b)	150	147,316
4.803%, 06/05/2030(b)	150	148,421
Prudential Financial, Inc. 4.50%, 09/15/2047	301	297,647
5.70%, 09/15/2048	292	292,187
RGA Global Funding 4.35%, 08/25/2028(b)	71	70,230
4.60%, 11/25/2030(b)	78	76,100
5.00%, 08/25/2032(b)	71	69,388
5.10%, 05/26/2031(b)	87	86,344
5.25%, 01/09/2030(b)	25	25,065
5.448%, 05/24/2029(b)	24	24,309
SBL Holdings, Inc. 5.00%, 02/18/2031(b)	518	461,927
Teachers Insurance & Annuity Association of America 6.85%, 12/16/2039(b)	364	391,682
Travelers Cos., Inc. (The) 4.95%, 07/24/2031	80	79,690
Western-Southern Global Funding 4.50%, 07/16/2028(b)	60	59,530

		6,341,593

REITs – 0.8%
American Homes 4 Rent LP 4.95%, 06/15/2030	59	58,504
CBRE Services, Inc. 4.80%, 06/15/2030	62	61,342
4.90%, 01/15/2033	79	76,635

	Principal Amount (000)	U.S. $ Value

5.95%, 08/15/2034	$245	$249,662
EPR Properties 4.75%, 11/15/2030	76	73,730
Equinix, Inc. 5.00%, 08/15/2029	80	79,978
5.50%, 08/15/2033	80	79,086
5.80%, 08/15/2036	80	78,970
ERP Operating LP 4.95%, 10/01/2031	82	81,446
5.45%, 10/01/2036	8	7,939
Extra Space Storage LP 4.90%, 02/01/2032	81	79,689
Invitation Homes Operating Partnership LP 4.95%, 02/01/2032	39	38,181
Prologis LP 4.25%, 06/15/2031	88	85,263
4.90%, 06/15/2036	88	83,810
Realty Income Corp. 3.95%, 02/01/2029	71	69,704
Regency Centers LP 4.50%, 03/15/2033	22	21,026
Store Capital LLC 4.95%, 02/11/2031	81	79,103
VICI Properties LP 4.75%, 04/01/2028	55	54,845
5.40%, 10/15/2031	82	81,388
5.75%, 10/15/2036	82	79,703
WP Carey, Inc. 4.65%, 07/15/2030	39	38,342

		1,558,346

		34,959,153

Utility – 1.5%
Electric – 1.3%
AES Corp. (The) 5.20%, 07/15/2029	86	86,053
5.75%, 07/15/2033	46	45,474
Baltimore Gas & Electric Co. 5.15%, 06/01/2033	86	85,242
Black Hills Corp. 4.55%, 01/31/2031	71	69,166
Connecticut Light & Power Co. (The) 4.95%, 01/15/2030	25	25,051
Consolidated Edison Co. of New York, Inc. 5.15%, 06/15/2036	88	85,825
Consumers Energy Co. 4.90%, 08/15/2031	80	79,601
Dominion Energy, Inc. 4.60%, 05/15/2028	59	58,876
Duke Energy Carolinas LLC 4.65%, 06/15/2031	87	85,787
Duke Energy Florida LLC 4.20%, 12/01/2030	79	76,878
Edison International 4.80%, 03/15/2031	83	79,464
5.00%, 05/05/2028	7	6,986
Emera US Finance LLC 4.50%, 04/01/2029	84	82,999
Entergy Texas, Inc. 5.20%, 06/15/2036	85	82,509
Evergy Missouri West, Inc. 4.70%, 05/21/2029(b)	87	86,453

	Principal Amount (000)	U.S. $ Value

Florida Power & Light Co. 5.125%, 06/01/2036	$81	$79,135
National Rural Utilities Cooperative Finance Corp. 3.95%, 12/10/2027	79	78,527
4.30%, 12/10/2030	79	76,947
5.00%, 08/15/2031	83	82,475
Series D 4.05%, 02/09/2029	80	78,642
4.15%, 08/25/2028	71	70,341
New York State Electric & Gas Corp. 5.00%, 08/15/2031(b)	86	85,156
NextEra Energy Capital Holdings, Inc. 4.685%, 09/01/2027	35	35,086
4.85%, 02/04/2028	20	20,066
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(b)	60	58,925
NSTAR Electric Co. 4.85%, 03/01/2030	60	59,824
Oncor Electric Delivery Co. LLC 4.50%, 03/15/2031(b)	84	82,008
4.65%, 11/01/2029	25	24,838
5.35%, 04/01/2035	47	46,813
Pacific Gas & Electric Co. 5.55%, 05/15/2029	65	65,943
PacifiCorp 4.25%, 03/15/2029	81	79,666
4.65%, 04/15/2029	84	83,357
5.10%, 04/15/2031	39	38,780
5.45%, 04/15/2033	84	83,650
Pinnacle West Capital Corp. 4.90%, 05/15/2028	60	60,142
5.15%, 05/15/2030	60	60,243
Public Service Co. of New Hampshire 4.40%, 07/01/2028	59	58,817
Public Service Co. of Oklahoma
Series O 5.40%, 02/15/2034	23	22,911
San Diego Gas & Electric Co. 5.40%, 04/15/2035	63	62,497
Union Electric Co. 4.80%, 03/15/2036	83	78,807
Wisconsin Electric Power Co. 3.95%, 03/01/2029	34	33,406
Xcel Energy, Inc. 4.75%, 03/21/2028	63	62,982

		2,706,348

Natural Gas – 0.1%
Atmos Energy Corp. 4.75%, 01/15/2032	82	80,571
National Fuel Gas Co. 4.75%, 05/15/2029	86	85,322

		165,893

Other Utility – 0.1%
American Water Capital Corp. 4.625%, 06/01/2029	87	86,548

		2,958,789

Total Corporates - Investment Grade (cost $84,039,575)		82,165,292

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 5.5%
Industrial – 4.9%
Basic – 0.5%
Chemours Co. (The) 8.00%, 01/15/2033(b)	$436	$430,458
Clydesdale Acquisition Holdings, Inc. 6.75%, 04/15/2032(b)	431	420,919
8.75%, 04/15/2030(b)	124	122,481

		973,858

Capital Goods – 0.1%
Owens-Brockway Glass Container, Inc. 9.5%, 06/01/2033(b)	45	44,038
Smyrna Ready Mix Concrete LLC 6.00%, 11/01/2028(b)	129	129,055

		173,093

Communications - Media – 0.5%
Discovery Global Holdings, Inc. 5.05%, 03/15/2042	627	457,472
5.141%, 03/15/2052	369	247,986
VZ Secured Financing BV 7.50%, 01/15/2033(b)	400	362,960

		1,068,418

Communications - Telecommunications – 0.5%
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(b)	200	162,004
4.75%, 07/15/2031(b)	565	458,373
7.75%, 04/15/2032(b)	508	439,450

		1,059,827

Consumer Cyclical - Automotive – 0.2%
American Axle & Manufacturing, Inc. 7.75%, 10/15/2033(b)	375	376,620
Goodyear Tire & Rubber Co. (The) 5.25%, 07/15/2031	36	32,048

		408,668

Consumer Cyclical - Entertainment – 0.2%
Merlin Entertainments Group US Holdings, Inc. 7.375%, 02/15/2031(b)	552	418,239

Consumer Cyclical - Other – 0.4%
Caesars Entertainment, Inc. 6.00%, 10/15/2032(b)	468	420,063
6.50%, 02/15/2032(b)	431	416,592

		836,655

Consumer Non-Cyclical – 0.4%
CHS/Community Health Systems, Inc. 9.75%, 01/15/2034(b)	115	117,393
US Acute Care Solutions LLC 9.75%, 05/15/2029(b)	455	446,346
Whirlpool Corp. 4.50%, 06/01/2046	321	181,696

		745,435

Energy – 0.8%
Crescent Energy Finance LLC 7.375%, 01/15/2033(b)	400	408,256
7.875%, 04/15/2032(b)	354	365,724
8.375%, 01/15/2034(b)	55	58,061
Nabors Industries, Inc. 8.875%, 08/15/2031(b)	397	415,409

	Principal Amount (000)	U.S. $ Value

SM Energy Co. 8.75%, 07/01/2031(b)	$349	$364,928
9.63%, 06/15/2033(b)	55	60,623

		1,673,001

Other Industrial – 0.2%
Lsf12 Helix Parent LLC 7.125%, 02/01/2033(b)	429	428,893

Services – 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(b)	133	130,549

Technology – 0.6%
Cloud Software Group LLC 6.625%, 08/15/2033(b)	466	422,466
8.25%, 06/30/2032(b)	442	433,293
OAK-Eagle Acquireco, Inc. 8.75%, 07/01/2034(b)	395	419,447

		1,275,206

Transportation - Airlines – 0.2%
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(b)	475	407,446

Transportation - Services – 0.2%
Hertz Corp. (The) 12.625%, 07/15/2029(b)	589	399,348

		9,998,636

Financial Institutions – 0.6%
Finance – 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.00%, 06/15/2030	456	421,681

Financial Services – 0.0%
Herc Holdings, Inc. 7.00%, 06/15/2030(b)	38	39,326

Insurance – 0.4%
Acrisure LLC/Acrisure Finance, Inc. 6.75%, 07/01/2032(b)	480	409,541
7.50%, 11/06/2030(b)	458	421,484

		831,025

		1,292,032

Total Corporates - Non-Investment Grade (cost $11,376,045)		11,290,668

MORTGAGE PASS-THROUGHS – 4.3%
Agency Fixed Rate 30-Year – 4.3%
Federal Home Loan Mortgage Corp. Series 2022 3.00%, 03/01/2052	690	596,853
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035	43	43,235
Series 2007 5.50%, 07/01/2035	6	5,929
Series 2016 4.00%, 02/01/2046	320	305,083

	Principal Amount (000)	U.S. $ Value

Series 2017 4.00%, 07/01/2044	$193	$183,766
Series 2018 4.50%, 03/01/2048	71	67,950
4.50%, 11/01/2048	219	210,469
5.00%, 11/01/2048	128	125,752
Federal National Mortgage Association
Series 2003 5.50%, 04/01/2033	11	11,088
5.50%, 07/01/2033	25	25,514
Series 2004 5.50%, 04/01/2034	3	3,310
5.50%, 05/01/2034	8	7,794
5.50%, 11/01/2034	12	12,155
5.50%, 01/01/2035	116	117,342
Series 2005 5.50%, 02/01/2035	16	16,475
Series 2007 5.50%, 08/01/2037	80	80,472
Series 2012 3.50%, 02/01/2042	88	81,553
Series 2013 3.50%, 04/01/2043	478	440,560
Series 2018 4.50%, 09/01/2048	142	136,738
Series 2021 2.00%, 07/01/2051	1,521	1,199,714
2.00%, 12/01/2051	673	529,716
Series 2022 2.50%, 03/01/2052	1,074	893,331
Government National Mortgage Association
Series 2023 5.50%, 04/20/2053	364	364,791
Series 2026 2.00%, 09/01/2056, TBA	395	316,866
2.50%, 09/01/2056, TBA	394	329,554
3.00%, 09/01/2056, TBA	195	169,533
3.50%, 09/01/2056, TBA	150	131,150
4.50%, 09/01/2056, TBA	215	201,369
5.00%, 09/01/2056, TBA	339	328,363
6.00%, 09/01/2056, TBA	88	89,246
Uniform Mortgage-Backed Security
Series 2026 5.00%, 09/01/2056, TBA	601	580,106
5.50%, 09/01/2056, TBA	414	409,924
6.00%, 09/01/2056, TBA	546	552,184
6.50%, 09/01/2056, TBA	224	230,860

Total Mortgage Pass-Throughs (cost $9,333,504)		8,798,745

COLLATERALIZED LOAN OBLIGATIONS – 1.8%
CLO - Floating Rate – 1.8%
Elmwood CLO 45 Ltd.
Series 2025-8A, Class A1 5.000% (CME Term SOFR 3 Month + 1.25%), 10/17/2038(b) (c)	750	752,085
Flatiron CLO 25 Ltd.
Series 2024-2A, Class A 5.100% (CME Term SOFR 3 Month + 1.35%), 10/17/2037(b) (c)	460	460,629
Neuberger Berman Loan Advisers CLO 59 Ltd.
Series 2024-59A, Class A1 5.042% (CME Term SOFR 3 Month + 1.29%), 01/23/2039(b) (c)	500	500,984

	Principal Amount (000)	U.S. $ Value

Pikes Peak CLO 18 Series 2025-18A, Class A1 4.949% (CME Term SOFR 3 Month + 1.22%), 04/20/2038(b) (c)	$500	$501,233
Pikes Peak CLO 8 Series 2021-8A, Class A1R 5.059% (CME Term SOFR 3 Month + 1.33%), 01/20/2038(b) (c)	300	300,518
Signal Peak CLO 14 Ltd. Series 2024-14A, Class A 5.033% (CME Term SOFR 3 Month + 1.30%), 01/22/2038(b) (c)	300	300,363
Silver Point CLO 12 Ltd. Series 2025-12A, Class A1 5.063% (CME Term SOFR 3 Month + 1.31%), 10/15/2038(b) (c)	750	751,525

Total Collateralized Loan Obligations (cost $3,563,610)		3,567,337

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Non-Agency Fixed Rate CMBS – 1.2%
BANK5 Series 2025-5YR14, Class A3 5.646%, 04/15/2058	600	608,762
BMO Mortgage Trust Series 2025-5C10, Class A3 5.578%, 05/15/2058	500	505,255
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 0.00%, 08/17/2035(d)	257	255,360
Series 2021-1, Class AS 0.00%, 08/17/2035(d)	25	24,649
Wells Fargo Commercial Mortgage Trust
Series 2024-5C2, Class A3 5.92%, 11/15/2057	500	510,299
Series 2025-5C5, Class A3 5.59%, 07/15/2058	500	506,352

		2,410,677

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-39, Class IO 0.160%, 07/16/2046(e)	100	1

Total Commercial Mortgage-Backed Securities (cost $2,475,011)		2,410,678

ASSET-BACKED SECURITIES – 0.9%
Other ABS - Fixed Rate – 0.6%
College Ave Student Loans LLC Series 2021-C, Class C 3.06%, 07/26/2055(b)	126	116,213
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(b)	4	3,553
Diamond Issuer LLC Series 2021-1A, Class B 2.701%, 11/20/2051(b)	566	553,157
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(b)	164	150,491
MVW LLC Series 2021-2A, Class C 2.23%, 05/20/2039(b)	170	163,718

	Principal Amount (000)		U.S. $ Value

Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(b)	$220		$195,790

			1,182,922

Autos - Fixed Rate – 0.3%
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(b)	0	^^	233
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)	475		476,316
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028	14		14,215
Series 2021-N4, Class D 2.30%, 09/11/2028	25		24,217
Enterprise Fleet Financing LLC Series 2023-2, Class A2 5.56%, 04/22/2030(b)	13		12,907
FHF Trust Series 2023-1A, Class A2 6.57%, 06/15/2028(b)	0	^^	387
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	67		67,670
Series 2023-2A, Class A2 7.09%, 10/16/2028(b)	29		28,960
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(d) (f) (g) (h) (i)	28		26,335
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(b)	31		30,681

			681,921

Total Asset-Backed Securities (cost $1,931,625)			1,864,843

EMERGING MARKETS - CORPORATE BONDS – 0.1%
Industrial – 0.1%
Energy – 0.1%
Raizen Fuels Finance SA 6.25%, 07/08/2032(d) (f) (h) (cost $283,199)	359		204,677

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Connecticut Avenue Securities Trust Series 2024-R02, Class 1M1 4.743% (CME Term SOFR + 1.10%), 02/25/2044(b) (c)	8		7,573
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2024-DNA1, Class M1 4.993% (CME Term SOFR + 1.35%), 02/25/2044(b) (c)	54		54,148
Series 2024-HQA1, Class M1 4.893% (CME Term SOFR + 1.25%), 03/25/2044(b) (c)	74		73,790

			135,511

	Principal Amount (000)	U.S. $ Value

Non-Agency Floating Rate – 0.0%
Federal Home Loan Mortgage Corp. Mscr Trust Mn1 Series 2021-MN1, Class M1 5.643% (CME Term SOFR + 2.00%), 01/25/2051(b) (c)	$7	$6,752

Total Collateralized Mortgage Obligations (cost $142,253)		142,263

	Shares

SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 3.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(j) (k) (l) (cost $6,821,857)	6,821,857	6,821,857

Total Investments – 100.8% (cost $209,794,258)(m)		205,243,184
Other assets less liabilities - (0.8)%		(1,613,121)

Net Assets – 100.0%		$203,630,063

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	73	December 2026	$7,987,797	$(67,281)
U.S. Long Bond (CBT) Futures	87	December 2026	9,450,375	(82,406)
U.S. T-Note 5 Yr (CBT) Futures	214	December 2026	22,620,469	(81,426)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	39	December 2026	8,004,141	17,367
U.S. T-Note 10 Yr (CBT) Futures	56	December 2026	6,028,750	43,000
U.S. Ultra Bond (CBT) Futures	77	December 2026	8,472,406	86,140

				$(84,606)

^^	Principal amount less than 500.
(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2026.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2026, the aggregate market value of these securities amounted to $32,053,495 or 15.7% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2026.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.24% of net assets as of August 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 0.00%, 08/17/2035	02/25/2021 - 09/06/2022	$256,758	$255,360	0.12%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 0.00%, 08/17/2035	02/25/2021 - 04/01/2021	25,000	24,649	0.01%
Raizen Fuels Finance SA 6.25%, 07/08/2032	02/03/2026	283,199	204,677	0.10%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	28,165	26,335	0.01%

(e)	IO - Interest Only.

(f)	Non-income producing security.
(g)	Fair valued by the Adviser.
(h)	Defaulted.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	Affiliated investments.
(l)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(m)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $492,542 and gross unrealized depreciation of investments was $5,128,222, resulting in net unrealized depreciation of $4,635,680.

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

AB Active ETFs, Inc.

AB Core Plus Bond ETF

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$-0-	$87,976,824	$-0-	$87,976,824
Corporates - Investment Grade	-0-	82,165,292	-0-	82,165,292
Corporates - Non-Investment Grade	-0-	11,290,668	-0-	11,290,668
Mortgage Pass-Throughs	-0-	8,798,745	-0-	8,798,745
Collateralized Loan Obligations	-0-	3,567,337	-0-	3,567,337
Commercial Mortgage-Backed Securities	-0-	2,410,678	-0-	2,410,678
Asset-Backed Securities	-0-	1,838,508	26,335	1,864,843
Emerging Markets - Corporate Bonds	-0-	204,677	-0-	204,677
Collateralized Mortgage Obligations	-0-	142,263	-0-	142,263
Short-Term Investments	6,821,857	-0-	-0-	6,821,857

Total Investments in Securities	6,821,857	198,394,992	26,335	205,243,184
Other Financial Instruments(a):
Assets:
Futures	146,507	-0-	-0-	146,507
Liabilities:
Futures	(231,113)	-0-	-0-	(231,113)

Total	$6,737,251	$198,394,992	$26,335	$205,158,578

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$10,995	$39,949	$44,122	$6,822	$272